Net Loss Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock options and restricted stock units
Anti-dilutive securities excluded from computation of earnings per share
Anti-dilutive securities	15,043,815	10,981,357